DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	ATOSSA GENETICS INC
Entity Central Index Key	0001488039
Entity Filer Category	Smaller Reporting Company